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                                    (Letterhead of Dechert)


December 30, 2004


Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: UBS Investment Trust ("Registrant")
    File Nos. 33-39659 and 811-6292
    Post-Effective Amendment No. 39 to the Registration Statement on Form
    N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended ("1933 Act"), is Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Registration Statement") under the 1933 Act and Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of updating the Registrant's disclosure to reflect, among other things, its new disclosure regarding the Registrant's market timing, portfolio holdings disclosure and fair value pricing policies and procedures.

Please direct any questions concerning the filing to the undersigned at
860.524.3969 or to James Capezzuto, Associate General Counsel, UBS Global Asset Management (US) Inc., at 212.882.5572.

Very truly yours,

/s/ Eric C. Griffith

Eric C. Griffith